Disposal of the Discontinued Operations of the Nfid Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISPOSAL OF THE DISCONTINUED OPERATIONS OF THE NFID BUSINESS

NOTE 4 – DISPOSAL OF THE DISCONTINUED OPERATIONS OF THE NFID BUSINESS

On September 30, 2021, the Company entered into and closed on an Asset Purchase Agreement (see Note 1) with NFID, LLC, an unrelated party, a Florida limited liability company, whereby the Company sold certain assets, properties, and rights in connection with its NFID trademark name, logos, domain, and apparel clothing and accessories for a purchase price of $60,000 in the form of a promissory note amounting to $60,000. The promissory note bears 8% interest per annum and matures on October 1, 2023. Note receivable – non-current amounted to $60,000 as of September 30, 2021.

ASC 205-20 “Discontinued Operations” establishes that the disposal or abandonment of a component of an entity or a group of components of an entity should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. As a result, the component’s results of operations have been classified as discontinued operations on a retrospective basis for all periods presented. Accordingly, the results of operations of this component, for all periods, are separately reported as “discontinued operations” on the condensed consolidated statements of operations.

The following table set forth the selected financial data of the Company’s gain from sale of the NFID business on September 30, 2021:

September 30, 2021
Assets:
Current assets:
Inventory, net	$58,447
Total assets	$58,447

Liabilities:
Current liabilities:
Total liabilities	$—
Net asset of NFID business disposed	$58,447
Consideration in the form of a note receivable	(60,000)
Gain from sale of NFID business	$(1,553)

The summarized operating result of discontinued operations of the NFID Business included in the Company’s condensed consolidated statements of operations for the three months ended March 31, 2022 and 2021 is as follows:

	For the Three Months Ended
	March 31,
	2022	2021
Product sales, net	$—	$30,246
Cost of sales	1,079	31,325
Gross profit (loss)	(1,079)	(1,079)
Total operating and other non-operating expenses	(84)	(65,888)
Loss from discontinued operations	$(1,163)	$(66,967)

NOTE 4 – DISPOSAL OF THE DISCONTINUED OPERATIONS OF THE NFID BUSINESS

On September 30, 2021, the Company entered into and closed on an Asset Purchase Agreement (see Note 1) with NFID, LLC, an unrelated party, a Florida limited liability company, whereby the Company sold certain assets, properties, and rights in connection with its NFID trademark name, logos, domain, and apparel clothing and accessories for a purchase price of $60,000 in the form of a promissory note for the same amount (“Note”). The Note bears 8% interest per annum and matures on October 1, 2023. As of December 31, 2021, the Note had principal balance of $60,000 and accrued interest receivable of $1,210 for a total outstanding receivable balance of $61,210.

ASC 205-20 “Discontinued Operations” establishes that the disposal or abandonment of a component of an entity or a group of components of an entity should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. As a result, the component’s results of operations have been classified as discontinued operations on a retrospective basis for all periods presented. Accordingly, the results of operations of this component, for all periods, are separately reported as “discontinued operations” in the accompanying consolidated statements of operations.

As of December 31, 2021 and 2020, assets of discontinued operations amounted $0 and $33,484, respectively, which primarily consisted of NFID inventory.

The following table set forth the selected financial data of the Company’s gain from sale of the NFID business on September 30, 2021:

September 30, 2021
Assets:
Current assets:
Inventory, net	$58,447
Total assets	$58,447

Liabilities:
Current liabilities:
Total liabilities	$—

Net asset of NFID business disposed	$58,447
Consideration in the form of a note receivable	(60,000)
Gain from sale of NFID business	$(1,553)

The summarized operating result of discontinued operations of the NFID Business included in the Company’s consolidated statements of operations for the years ended December 31, 2021 and 2020 is as follows:

	For the Year Ended
	December 31,
	2021	2020
Product sales, net	$119,405	$40,923
Cost of sales	103,824	182,426
Gross profit (loss)	15,581	(141,503)
Total operating and other non-operating expenses	(270,501)	(229,745)
Gain from sale of NFID business	1,533	—
Loss from discontinued operations	$(253,367)	$(371,248)